Commitment and Contingencies - Additional Information (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Non-cancelable operating leases, expiration date	2017-03		2017-03
Rent expense, net of sublease income	$ 61,000	$ 61,000	$ 150,000	$ 198,000